Held for sale - Additional information (Detail) - Penguin Random House [member]	12 Months Ended
Dec. 31, 2019
Assets and Liabilities Held for Sale [line items]
Proportion of ownership interest in associate	25.00%
Proportion of ownership interest in subsidiary	22.00%